Investment Objectives and Goals - Third Avenue Value Portfolio	Apr. 24, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Third Avenue Value Portfolio seeks long-term capital appreciation.